Property and equipment - Summary of property and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 128	$ 220
Property, plant and equipment	523	128	$ 220
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	475	562	552
Additions	482	33
Disposals		(126)
Foreign exchange	(12)	6	10
Property, plant and equipment	945	475	562
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(347)	(342)	(236)
Depreciation	(124)	(118)	(98)
Disposals		113
Foreign exchange	49	0	(8)
Property, plant and equipment	(422)	(347)	(342)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20	25
Property, plant and equipment	16	20	25
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52	54	53
Disposals		(3)
Foreign exchange	(3)	1	1
Property, plant and equipment	49	52	54
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(32)	(29)	(23)
Depreciation	(5)	(7)	(6)
Disposals		3
Foreign exchange	4	1	0
Property, plant and equipment	(33)	(32)	(29)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23	8
Property, plant and equipment	15	23	8
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30	118	114
Additions	0	33
Disposals		(123)
Foreign exchange		2	4
Property, plant and equipment	30	30	118
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7)	(110)	(103)
Depreciation	(8)	(6)	(4)
Disposals		110
Foreign exchange		(1)	(3)
Property, plant and equipment	(15)	(7)	(110)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17	22
Property, plant and equipment	13	17	22
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46	45	44
Foreign exchange	(3)	1	1
Property, plant and equipment	43	46	45
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29)	(23)	(18)
Depreciation	(9)	(6)	(5)
Foreign exchange	8	0
Property, plant and equipment	(30)	(29)	(23)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	68	165
Property, plant and equipment	479	68	165
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	347	345	341
Additions	482	0
Foreign exchange	(6)	2	4
Property, plant and equipment	823	347	345
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(279)	(180)	(92)
Depreciation	(102)	(99)	(83)
Foreign exchange	37	0	(5)
Property, plant and equipment	$ (344)	$ (279)	$ (180)